CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 882,268	$ 232,842
Inventory	39,461	0
Prepaid Expenses	12,553	115,230
Total Current Assets	934,282	348,072
Sobr Safe Intellectual Technology, Net Of Accumulated Amortization Of $610,318 And $224,854 At December 31, 2021 And December 31, 2020, Respectively	3,244,357	3,629,821
Other Assets	30,576	8,680
Total Assets	4,209,215	3,986,573
Liabilities & Stockholders' Equity (deficit)
Accounts Payable	270,150	101,308
Accrued Expenses	463,900	313,035
Accrued Interest Payable	252,110	134,444
Related Party Payables	82,883	28,624
Common Stock Subscriptions Payable	0	253,685
Derivative Liability	1,040,000	0
Convertible Debenture Payable
* Includes Unamortized Debt Discount Related To Warrants, Beneficial Conversion Feature And Embedded Conversion Feature Of $1,291,882 And None At December 31, 2021 And December 31, 2020, Respectively	1,756,899	0
Current Portion Notes Payable - Related Parties	11,810	11,810
Current Portion Notes Payable - Non-related Parties	104,183	79,183
Total Current Liabilities	3,981,935	922,089
Notes Payable -related Parties-less Current Portion
* Includes Unamortized Debt Discount Related To Warrants And Beneficial Conversion Features Of $645,547 And None At December 31, 2021 And December 31, 2020, Respectively	354,453	0
Notes Payable -non-related Parties-less Current Portion
* Includes Unamortized Debt Discount Related To Warrants And Beneficial Conversion Features Of $648,580 And None At December 31, 2021 And December 31, 2020, Respectively	356,420	25,000
Total Liabilities	4,692,808	947,089
Stockholders' Equity (deficit)
Preferred Stock, $0.00001 Par Value; 19,300,000 Shares Authorized, No Shares Issued Or Outstanding As Of December 31, 2020 And December 31, 2019	0	0
Series A Convertible Preferred Stock, $0.00001 Par Value; 3,000,000 Shares Authorized, No Shares Issued Or Outstanding As Of December 31, 2021 And December 31, 2020	0	0
Series A-1 Convertible Preferred Stock, $0.00001 Par Value; 2,700,000 Shares Authorized, No Shares Issued Or Outstanding As Of December 31, 2021 And December 31, 2020	0	0
Common Stock, $0.00001 Par Value; 100,000,000 Shares Authorized; 8,778,555 And 8,640,678 Shares Issued And Outstanding As Of December 31, 2021 And December 31, 2020, Respectively	88	87
Additional Paid-in Capital	57,041,447	52,694,147
Accumulated Deficit	(57,471,492)	(49,601,220)
Total Sobr Safe, Inc. Stockholders' Equity (deficit)	(429,957)	3,093,014
Noncontrolling Interest	(53,636)	(53,530)
Total Stockholders' Equity (deficit)	(483,593)	3,039,484
Total Liabilities And Stockholders' Equity (deficit)	$ 4,209,215	$ 3,986,573